Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Grindrod Shipping Holdings Ltd.
Entity Central Index Key	0001725293
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	GRIN
Entity Common Stock, Shares Outstanding	19,006,858
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false